Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 10, 2012
Registrant Name	dei_EntityRegistrantName	BNY MELLON FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001111565
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 13, 2012
BNY Mellon Corporate Bond Fund (Prospectus Summary) | BNY Mellon Corporate Bond Fund | Class M Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BYMMX
BNY Mellon Corporate Bond Fund (Prospectus Summary) | BNY Mellon Corporate Bond Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BYMIX

BNY Mellon Corporate Bond Fund (Prospectus Summary) | BNY Mellon Corporate Bond Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The fund seeks total return (consisting of capital appreciation and current income).
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Corporate Bond Fund		Class M Shares	Investor Shares
Investment advisory fees		0.40%	0.40%
Other expenses - shareholder services fees	[1]	none	0.25%
Other expenses - administration fees	[1]	0.12%	0.12%
Other expenses - other expenses of the fund	[1]	0.30%	0.30%
Total annual fund operating expenses		0.82%	1.07%
Fee waiver and/or expense reimbursement	[2]	(0.22%)	(0.22%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.60%	0.85%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser has contractually agreed, until March 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.60%. On or after March 1, 2013, the fund's investment adviser may terminate this expense waiver at any time.

EXAMPLE
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the fund's investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BNY Mellon Corporate Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class M Shares	61	240
Investor Shares	87	318

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
PRINCIPAL INVESTMENT STRATEGY
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in corporate bonds. The investment adviser uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The investment adviser actively manages the fund's bond market and maturity exposure and credit profile. The fund normally invests at least 80% of its assets in bonds rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. In addition, the fund normally invests at least
65% of its assets in corporate bonds and U.S. government and agency bonds rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual bonds of any duration. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. There are no restrictions on the dollar-weighted average maturity of the fund's portfolio or on the maturities of the individual bonds the fund may purchase.

In selecting corporate bonds for investment, the fund's portfolio manager analyzes fundamental metrics, including the issuer's cash flow, leverage and operating margins, as well as its business strategy and operating performance, and macro economic factors. The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.
PRINCIPAL RISKS
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates.
  Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.
PERFORMANCE
As a new fund, past performance information is not available for the fund as of the date of this prospectus. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 14, 2012
BNY Mellon Corporate Bond Fund (Prospectus Summary) | BNY Mellon Corporate Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks total return (consisting of capital appreciation and current income).
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect
		the fund's performance.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the fund's investment adviser. Although your actual costs may be higher or lower, based
		on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in corporate bonds. The investment adviser uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The investment adviser actively manages the fund's bond market and maturity exposure and credit profile. The fund normally invests at least 80% of its assets in bonds rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. In addition, the fund normally invests at least
65% of its assets in corporate bonds and U.S. government and agency bonds rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual bonds of any duration. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. There are no restrictions on the dollar-weighted average maturity of the fund's portfolio or on the maturities of the individual bonds the fund may purchase.

In selecting corporate bonds for investment, the fund's portfolio manager analyzes fundamental metrics, including the issuer's cash flow, leverage and operating margins, as well as its business strategy and operating performance, and macro economic factors. The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide
		liquidity to meet shareholder redemptions.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates.
  Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during
		periods of declining interest rates.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	As a new fund, past performance information is not available for the fund as of the date of this prospectus. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee
		of future results.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	As a new fund, past performance information is not available for the fund as of the date of this prospectus.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
BNY Mellon Corporate Bond Fund (Prospectus Summary) | BNY Mellon Corporate Bond Fund | Class M Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.40%
Other expenses - shareholder services fees	rr_Component1OtherExpensesOverAssets	none	[1]
Other expenses - administration fees	rr_Component2OtherExpensesOverAssets	0.12%	[1]
Other expenses - other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.30%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
BNY Mellon Corporate Bond Fund (Prospectus Summary) | BNY Mellon Corporate Bond Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.40%
Other expenses - shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other expenses - administration fees	rr_Component2OtherExpensesOverAssets	0.12%	[1]
Other expenses - other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.30%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	318

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser has contractually agreed, until March 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.60%. On or after March 1, 2013, the fund's investment adviser may terminate this expense waiver at any time.